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                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                        EQUITY FUNDS COMBINED PROSPECTUS
                        Supplement dated August 5, 1997
                      to Prospectus dated November 1, 1996

                      THE ONE GROUP ASSET ALLOCATION FUND
                    THE ONE GROUP LARGE COMPANY GROWTH FUND
                     THE ONE GROUP LARGE COMPANY VALUE FUND
                    THE ONE GROUP GROWTH OPPORTUNITIES FUND
                 THE ONE GROUP INTERNATIONAL EQUITY INDEX FUND
                      THE ONE GROUP DISCIPLINED VALUE FUND
                        THE ONE GROUP EQUITY INDEX FUND
                        THE ONE GROUP INCOME EQUITY FUND
                        THE ONE GROUP VALUE GROWTH FUND
                      THE ONE GROUP GULF SOUTH GROWTH FUND

     The One Group Growth Opportunities Fund, The One Group Disciplined Value Fund, The One Group Large Company Growth Fund and The One Group Large Company Value Fund will now be managed by a team of portfolio managers, research analysts, and other investment management professionals. The research analysts will provide in-depth industry analysis and recommendations, while the portfolio managers formulate strategy and determine industry weighting, Fund holdings and cash positions.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-075